Loans from banks and other financial institutions (Tables)	12 Months Ended
Dec. 31, 2025
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Abstract]
Disclosure of detailed information about credit from banking corporations, financial institutions and other credit providers
	Current liabilities		Non-current liabilities		Total
	As of December 31		As of December 31		As of December 31
	2025	2024	2025	2024	2025	2024
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Credit from banks (1)	67,665	90,000	-	-	67,665	90,000
Loans from banks and other financial institutions for project financing (2)	816,455	122,246	2,861,672	1,879,758	3,678,127	2,002,004
Loans from banks for corporate financing	-	-	120,114	116,379	120,114	116,379

Total credit	884,120	212,246	2,981,786	1,996,137	3,865,906	2,208,383

(1)	The Credit from banks as of December 31, 2025, are part of short-term credit facilities totaling USD 545 million.

Disclosure of detailed information about loans from banking corporations and other financial institutions for project financing
			Balance of the loan as of December 31,
Project name	Original loan currency	Date financing provided	2025	2024	Interest rate and Indexation (*)	Maturity
			USD in million
Halutziot	NIS	December 2020	153	144	0.88%, CPI-linked	2035
Halutziot 1 upgrade	NIS	September 2022	19	18	3.22%, CPI-linked	2035
Halutziot 2	NIS	September 2022	34	30	3.32%, CPI-linked	2045
Mivtachim and Talmei Bilu	NIS	December 2020	79	76	0.77%, CPI-linked	2033
Kramim and Idan	NIS	December 2020	25	24	0.8%, CPI-linked	2034
Emek HaBacha	NIS	November 2018	176	158	2.41%, CPI-linked	2040
Solar and Storage projects in Israel	NIS	December 2023	249	208	6.37%-7.37%	2031(**)
Ruach Beresheet	NIS	July 2020	340	303	2.14%, CPI-linked	2042
Tullynamoyle	EUR	August 2020	11	10	90% of the loan - 3.47% 10% of the loan - 3M Euribor plus 2%	2032
Lukovac	EUR	December 2020	33	34	84% of the loan - 3.5%-3.75% 16% of the loan - 3M Euribor plus 3%-3.5%	2032
EWK	EUR	December 2017	75	78	60% of the loan – 2.3% 29% of the loan - 3.95% 11% of the loan – 4.65%-4.83%	2030
Picasso	EUR	January 2020	75	71	Until 2029 – 1.58% Until 2039 – 2.33%	2039
SOWI	EUR	January 2020	88	86	49% of the loan – 1.91% 32% of the loan – 4.06% 1% of the loan – 4.46% 18% of the loan – 6M Euribor plus 4%	2033
Gecama (1)	EUR	May 2025	271	145	5.1%	2045
Björnberget	EUR	May 2021	213	199	79% of the loan – 2.28% 21% of the loan - 6M Euribor plus 1.75%.	2041
Attila	HUF	January 2019	32	28	70% of the loan – 6.3%. 30% of the loan – 4.05%.	2036
Raaba Flow and Raaba ACDC	EUR	March 2024	40	35	70% of the loan – 6.1% 30% of the loan - 3M Euribor plus 3.15%-3.25%.	2033
PUPIN	EUR	March 2024	93	67	70% of the loan – 6.3% 30% of the loan - 3M Euribor plus 3.3%.	2040
Atrisco PV	USD	December 2023	103	115	5.4%-5.9%	2049
Atrisco BESS	USD	December 2023	168	174	5.6%-5.9%.	2049
Roadrunner PV (3)	USD	January 2025	212	-	Construction loan- SOFR plus 1.5%	2026
Roadrunner Bess (3)	USD	January 2025	244	-	Construction loan- SOFR plus 1.5%	2026
Quail Ranch PV (4)	USD	April 2025	114	-	Construction loan- SOFR plus 1.5%	2026
Quail Ranch Bess (4)	USD	April 2025	86	-	Construction loan- SOFR plus 1.5%	2026
Country Acers (5)	USD	March 2025	484	-	Construction loan- SOFR plus 1.5%	2027
Snowflake A (6)	USD	November 2025	201	-	Construction loan- SOFR plus 1.5%	2027
Mezzanine loan (2)	USD	August 2025	59	-	6M SOFR plus 2.9-3.1%	2032

(*) The interest rates in the table above include the impact of Interest Rate Swap (IRS) instruments hedging variable interest rates.

(**) Maturity - 20-year amortization period and a 6-year mini-perm term.